Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	Q Therapeutics, Inc.
Entity Central Index Key	0001366541
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 654,052	$ 794,207	$ 2,741,519
Receivables, net of allowance of $28,800, $28,800 and $2,282 as of March 31, 2013, December 31, 2012 and December 31, 2011, respectively	1,834	477,802	53,796
Prepaid expenses and other	9,657	10,366	0
Total current assets	665,543	1,282,375	2,795,315
Property and equipment, net	31,558	16,044	31,923
Other assets	7,513	7,513	7,513
Total assets	704,614	1,305,932	2,834,751
Current liabilities:
Accounts payable	997,363	1,203,365	77,181
Accrued liabilities	28,124	9,685	24,212
Accrued compensation	114,815	87,892	177,401
Note payable	0	0	15,000
Total current liabilities	1,140,302	1,300,942	293,794
Commitments and contingencies
Stockholders' equity (deficit):
Common stock; $0.0001 par value: 100,000,000 shares authorized; 24,786,833, 24,761,832 and 24,582,632 shares outstanding as of March 31, 2013, December 31, 2012 and December 31, 2011, respectively	2,479	2,476	2,458
Additional paid-in capital	20,553,390	20,494,792	19,972,937
Accumulated deficit	(20,991,557)	(20,492,278)	(17,434,438)
Total stockholders' equity (deficit)	(435,688)	4,990	2,540,957
Total liabilities and stockholders' equity (deficit)	$ 704,614	$ 1,305,932	$ 2,834,751

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Receivable, allowance for doubtful accounts	$ 28,800	$ 28,800	$ 2,282
Common stock, par value (in Dollars per Share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding (in Shares)	24,786,833	24,761,832	24,582,632

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Grant revenue	$ 5,501	$ 0	$ 485,031	$ 10,173	$ 1,090,259	$ 1,095,760
License fees and other revenues	0	0	0	164,400	282,900	282,900
Total operating revenues	5,501	0	485,031	174,573	1,373,159	1,378,660
Operating expenses:
Research and development	131,109	224,207	2,089,321	444,834	10,972,892	11,104,001
General and administrative	374,719	385,734	1,458,088	1,567,012	9,119,235	9,493,954
Total operating expenses	505,828	609,941	3,547,409	2,011,846	20,092,127	20,597,955
Operating loss	(500,327)	(609,941)	(3,062,378)	(1,837,273)	(18,718,968)	(19,219,295)
Other income (expense):
Interest income	0	441	4,274	547	187,616	187,616
Interest expense	(325)	(2,020)	(2,237)	(763,088)	(2,111,414)	(2,111,739)
Other income, net	1,373	606	2,501	476	150,488	151,861
Total other income (expense), net	1,048	(973)	4,538	(762,065)	(1,773,310)	(1,772,262)
Loss before provision for income taxes	(499,279)	(610,914)	(3,057,840)	(2,599,338)	(20,492,278)	(20,991,557)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (499,279)	$ (610,914)	$ (3,057,840)	$ (2,599,338)	$ (20,492,278)	$ (20,991,557)
Weighted average number of common shares outstanding - basic and diluted (in Shares)	24,778,221	24,636,955	24,683,787	8,656,708
Net loss per common share - basic and diluted (in Dollars per Share)	$ (0.02)	$ (0.02)	$ (0.12)	$ (0.3)

Condensed Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock [Member] Series A1 Preferred Stock [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Notes Receivable [Member]
Balance, beginning of period at Mar. 28, 2002	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, beginning of period (in Shares) at Mar. 28, 2002		0	0	0
Recapitalization due to reverse merger	0	0	0	0	260	(260)	0	0
Recapitalization due to reverse merger (in Shares)		0	0	0	260,000
Common stock issued at inception, $0.001 per share	819	0	0	0	82	737	0	0
Common stock issued at inception, $0.001 per share (in Shares)		0	0	0	818,500
Common stock issued for technology	220	0	0	0	22	198	0	0
Common stock issued for technology (in Shares)		0	0	0	219,658
Series A1 preferred stock issued for cash, $1.20 per share	300,000	25	0	0	0	299,975	0	0
Series A1 preferred stock issued for cash, $1.20 per share (in Shares)		250,000	0	0	0
Series A2 preferred stock issued for cash, $2.24 per share (net of issuance cost of $178,827)	3,221,178	0	152	0	0	3,221,026	0	0
Series A2 preferred stock issued for cash, $2.24 per share (net of issuance cost of $178,827) (in Shares)		0	1,517,859	0	0
Series A2 preferred stock issued for conversion of notes payable, including interest of $29,692; $2.24 per share	1,079,691	0	48	0	0	1,079,643	0	0
Series A2 preferred stock issued for conversion of notes payable, including interest of $29,692; $2.24 per share (in Shares)		0	482,008	0	0
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441)	3,894,561	0	0	175	0	3,894,386	0	0
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441) (in Shares)		0	0	1,750,002	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share	4,094,428	0	0	178	0	4,094,250	0	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share (in Shares)		0	0	1,780,183	0
Exercise of series A2 preferred stock warrants for cash	1,396	0	1	0	0	1,395	0	0
Exercise of series A2 preferred stock warrants for cash (in Shares)		0	13,952	0	0
Exercise of common stock options	9,800	0	0	0	6	9,794	0	0
Exercise of common stock options (in Shares)		0	0	0	63,901
Exercise of options for notes receivable	0				49	135,253	0	(135,302)
Exercise of options for notes receivable (in Shares)		0	0	0	491,144
Proceeds from debt allocated to preferred stock warrants and beneficial conversion feature	940,819	0	0	0	0	940,819	0	0
Stock-based compensation expense	103,112	0	0	0	0	103,112	0	0
Net loss	(13,214,519)	0	0	0	0	0	(13,214,519)	0
Balance, end of period at Dec. 31, 2008	(13,214,519)	25	201	353	419	13,780,328	(13,214,519)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2008		250,000	2,013,819	3,530,185	4,193,203
Stock-based compensation expense	42,776	0	0	0	0	42,776	0	0
Net loss	(755,731)	0	0	0	0	0	(755,731)	0
Balance, end of period at Dec. 31, 2009	(281,450)	25	201	353	419	13,823,104	(13,970,250)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2009		250,000	2,013,819	3,530,185	4,193,203
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441)	1,246,008	0	0	54	0	1,245,954	0	0
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441) (in Shares)		0	0	541,743	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share	5,918	0	0	1	0	15,917	0	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share (in Shares)		0	0	6,921	0
Series B preferred stock issued for subscription receivable $2.30 per share	10,000	0	0	0	0	10,000	0	0
Series B preferred stock issued for subscription receivable $2.30 per share (in Shares)		0	0	4,348
Exercise of series A2 preferred stock warrants for cash	837	0	1	0	0	836	0	0
Exercise of series A2 preferred stock warrants for cash (in Shares)		0	8,371	0
Stock-based compensation expense	83,298	0	0	0	0	83,298	0	0
Net loss	(864,850)	0	0	0	0	0	(864,850)	0
Balance, end of period at Dec. 31, 2010	209,761	25	202	408	419	15,179,109	(14,835,100)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2010		250,000	2,022,190	4,083,197	4,193,203
Common stock issued for cash	3,630,318	0	0	0	383	3,629,935	0	0
Common stock issued for cash (in Shares)					3,828,047
Stock-based compensation expense	42,378	0	0	0	0	42,378	0	0
Value of warrants issued with bridge financing	296,444	0	0	0	0	296,444	0	0
Series B preferred stock issued for services	44,750	0	0	2	0	44,748	0	0
Series B preferred stock issued for services (in Shares)				19,457
Conversion of preferred stock to common in conjunction with reverse merger (in Shares)	0	(25)	(202)	(410)	1,379	(742)	0	0
Conversion of preferred stock to commom stock in conjunction with reverse merger		(250,000)	(2,022,190)	(4,102,654)	13,791,231
Conversion of bridge notes to common stock in conjunction with reverse merger	916,644	0	0	0	92	916,552	0	0
Conversion of bridge notes to common stock in conjunction with reverse merger (in Shares)					916,644
Exchange of Q Therapeutics common stock for Q Holdings in conjunction with reverse merger	0	0	0	0	185	(135,487)	0	135,302
Exchange of Q Therapeutics common stock for Q Holdings in conjunction with reverse merger (in Shares)					1,853,507
Common stock issued for services	0
Warrants issued for services	0
Net loss	(2,599,338)	0	0	0	0	0	(2,599,338)	0
Balance, end of period at Dec. 31, 2011	2,540,957	0	0	0	2,458	19,972,937	(17,434,438)	0
Balance, end of period (in Shares) at Dec. 31, 2011		0	0	0	24,582,632
Exercise of common stock options	1,800	0	0	0	3	1,797	0	0
Exercise of common stock options (in Shares)		0	0	0	32,451
Common stock issued for cash	190,000	0	0	0	19	189,981	0	0
Common stock issued for cash (in Shares)		0	0	0	190,000
Stock-based compensation expense	160,237	0	0	0	0	160,237	0	0
Series B preferred stock issued for services	0
Common stock issued for services	156,750	0	0	0	15	156,735	0	0
Common stock issued for services (in Shares)		0	0	0	156,749
Common stock forfeited	0	0	0	0	(19)	19	0	0
Common stock forfeited, share		0	0	0	(200,000)
Warrants issued for services	13,086	0	0	0	0	13,086	0	0
Warrants issued for services (in Shares)		0	0	0	0
Net loss	(3,057,840)	0	0	0	0	0	(3,057,840)
Balance, end of period at Dec. 31, 2012	$ 4,990	$ 0	$ 0	$ 0	$ 2,476	$ 20,494,792	$ (20,492,278)	$ 0
Balance, end of period (in Shares) at Dec. 31, 2012		0	0	0	24,761,832

Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	81 Months Ended		12 Months Ended	81 Months Ended	12 Months Ended		81 Months Ended
	Dec. 31, 2008 Preferred Stock [Member] Series A1 Preferred Stock [Member]	Dec. 31, 2008 Preferred Stock [Member] Series A2 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2008 Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]
Issuance of stock (in Dollars per Share)	$ 1.2	$ 2.24	$ 2.3	$ 2.3	$ 1	$ 1	$ 0.001
Stock issuance costs		$ 178,827		$ 130,441		$ 197,729
Accrued interest, debt instrument		$ 29,692	$ 918	$ 369,427

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows used in operating activities:
Net loss	$ (499,279)	$ (610,914)	$ (3,057,840)	$ (2,599,338)	$ (20,492,278)	$ (20,991,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,337	4,968	18,242	27,729	391,647	395,984
Original debt discount	0	0	0	450,000	450,000	450,000
Accretion of debt costs and beneficial conversion feature	0	0	0	296,444	1,237,263	1,237,263
Stock-based compensation	25,438	29,308	160,237	42,378	431,801	457,239
Debt issued for services	0	0	0	90,000	90,000	90,000
Common stock issued for services	25,001	0	156,750	0	156,750	181,751
Preferred stock issued for services	0	0	0	44,750	44,750	44,750
Warrants issued for services	8,162	0	13,086	0	13,086	21,248
Provision for losses on receivables	0	0	(26,518)	2,282	(43,677)	(43,677)
Decrease (increase) in:
Receivables	475,968	22,328	(397,488)	26,872	(434,125)	41,843
Prepaid expenses and other assets	709	0	(10,366)	0	(17,879)	(17,170)
Increase (decrease) in:
Accounts payable and other liabilities	(187,563)	(24,739)	1,111,657	(183,009)	1,612,169	1,424,606
Accrued compensation	26,923	29,941	(89,509)	136,522	87,892	114,815
Net cash used in operating activities	(120,304)	(549,108)	(2,121,749)	(1,665,370)	(16,472,601)	(16,592,905)
Cash flows from investing activities:
Purchase of property and equipment	(19,851)	(1,323)	(2,363)	(5,627)	(407,471)	(427,322)
Cash flows from financing activities:
Proceeds from issuance of notes payable	0	0	0	360,000	5,257,562	5,257,562
Payments on short-term note payable	0	(15,000)	(15,000)	0	(90,000)	(90,000)
Issuance of preferred stock for cash	0	0	0	0	8,671,747	8,671,747
Issuance of common stock for cash	0	190,000	190,000	3,630,318	3,821,137	3,821,137
Proceeds from exercise of common stock options	0	0	1,800	0	11,600	11,600
Proceeds from exercise of preferred stock warrants	0	0	0	0	2,233	2,233
Net cash provided by financing activities	0	175,000	176,800	3,990,318	17,674,279	17,674,279
Net change in cash	(140,155)	(375,431)	(1,947,312)	2,319,321	794,207	654,052
Cash as of beginning of the period	794,207	2,741,519	2,741,519	422,198	0	0
Cash as of end of the period	654,052	2,366,088	794,207	2,741,519	794,207	654,052
Supplemental disclosure of cash flow information:
Cash paid for interest	325	2,020	2,237	201	7,671	7,996
Supplemental disclosure of noncash investing and financing activities:
The Company issued 219,658 shares of common stock in exchange for technology valued at $220.					220	220
The Company converted $1,050,000 of notes payable and accrued interest to 482,008 shares of Series A2 preferred stock					1,050,000	1,050,000
The Company converted notes payable and $29,691 of accrued interest to 482,008 shares of Series A2 preferred stock					29,691	29,691
The Company converted $3,740,000 of notes payable and accrued interest to 1,787,104 shares of Series B preferred stock					3,740,000	3,740,000
The Company converted notes payable and $370,346 of accrued interest to 1,787,104 shares of Series B preferred stock					370,346	370,346
The company recorded a debt discount of $1,237,263 related to preferred stock warrants issued with debt and the benficial conversion feature					1,237,263	1,237,263
The Company converted $900,000 of bridge notes payable and accrued interest to 916,644 shares of common stock					900,000	900,000
The Company converted bridge notes payable and $16,644 of accrued interest to 916,644 shares of common stock					16,644	16,644
The Company converted 250,000 shares of Series A1 preferred stock, 2,022,190 shares of Series A2 preferred stock, and 4,102,654 shares of Series B preferred stock into 13,791,231 shares of common stock.
Two stockholders forfeited, and the Company retired, 200,000 shares of common stock with a net impact on equity of $19 as a result of untimely payments on their notes					$ 19	$ 19

Condensed Consolidated Statements of Cash Flows (Parenthetical)	129 Months Ended	132 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Statement of Cash Flows [Abstract]
Common shares issued in exchange for technology (in Shares)	219,658	219,658
Conversion of notes payable and accrued interest into Series A2 Preferred stock (in Shares)	482,008	482,008
Conversion of notes payable and accrued interest into Series B Preferred stock (in Shares)	1,787,104	1,787,104
Conversion of bridge notes payable and accrued interest into common stock (in Shares)	916,644	916,644
Convertible Series A1 Preferred Stock (in Shares)	250,000	250,000
Convertible Series A2 Preferred Stock (in Shares)	2,022,190	2,022,190
Convertible Series B Preferred Stock (in Shares)	4,102,654	4,102,654
Converted 250,000 shares of Series A1 preferred stock, 2,022,190 shares of Series A2 preferred stock, and 4,102,654 shares of Series B preferred stock into 13,791,231 shares of common stock	13,791,231	13,791,231
Shares of common stock retired (in Shares)	200,000	200,000

Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization [Abstract]
Organization

1. Organization

Q Therapeutics, Inc. (formerly Q Holdings, Inc.) is a development stage biopharmaceutical company headquartered in Salt Lake City, Utah. The Company is engaged in developing adult progenitor cell therapies to treat debilitating diseases of the central nervous system. Q Therapeutics, Inc. was formed October 27, 2005 as a Delaware corporation. The Company’s operating subsidiary, Q Therapeutic Products, Inc., was formed on March 28, 2002 as a Delaware corporation. The Company’s first product candidate, Q-Cells®, is a cell-based therapeutic intended to restore or preserve normal activity of neurons by providing essential support functions that occur in healthy central nervous system tissues. The Company believes that Q-Cells may be applicable to a wide range of central nervous system diseases, including demyelinating conditions such as multiple sclerosis, transverse myelitis, cerebral palsy and stroke, as well as other neurodegenerative diseases and injuries, such as ALS (Lou Gehrig’s disease), spinal cord injury, Parkinson’s disease and Alzheimer’s disease.

1. Organization

Q Therapeutics, Inc. (formerly Q Holdings, Inc.) is a development stage biopharmaceutical company headquartered in Salt Lake City, Utah. The Company is engaged in developing adult stem cell therapies to treat debilitating diseases of the central nervous system. Q Therapeutics, Inc. was formed October 27, 2005 as a Delaware corporation. The Company’s operating subsidiary, Q Therapeutic Products, Inc. was formed on March 29, 2002 as a Delaware corporation. The Company’s first product candidate, Q-Cells®, is a cell-based therapeutic intended to restore or preserve normal activity of neurons by providing essential support functions that occur in healthy central nervous system tissues. The Company believes that Q-Cells may be applicable to a wide range of central nervous system diseases, including demyelinating conditions such as multiple sclerosis, transverse myelitis, cerebral palsy and stroke; as well as other neurodegenerative diseases and injuries, such as ALS (Lou Gehrig’s disease), spinal cord injury, Parkinson’s disease and Alzheimer’s disease.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The following significant accounting policies are followed by the Company in preparing its consolidated financial statements:

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Q Therapeutics, Inc. and subsidiary do not include all information and notes necessary or a complete presentation of financial position, results of operations, and cash flows in conformity with U.S. generally accepted accounting principles (US GAAP).

The accompanying unaudited condensed consolidated balance sheets, statements of operations, and statements of cash flows reflect all normal recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the Company’s financial position, results of operations and cash flows. The results of operations for the three-month period ended March 31, 2013 are not necessarily indicative of the results to be expected for the full year ending December 31, 2013.

Basis of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Q Therapeutics, Inc. and its wholly owned subsidiary, Q Therapeutic Products, Inc., and Q Therapeutic Products, Inc.’s wholly owned subsidiary, NeuroQ Research Inc. (collectively, the Company). The Company is a development stage company engaged in the discovery, research, development and eventual commercialization of products as potential treatments for debilitating and fatal diseases of the central nervous system. All significant intercompany amounts have been eliminated.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through March 31, 2013, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through March 31, 2013. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s continued operations will depend on its ability to raise funds through various sources such as government grants and equity and debt financing. The Company expects to continue to fund operations through similar sources of capital previously described. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial therapeutic product sales. The Company has incurred losses and used cash for operating activities since inception. As of March 31, 2013, the Company had an accumulated deficit of $20,991,557.

Given the current pace of pre-clinical and clinical development of its potential product candidates, management believes that the Company has sufficient resources to fund the Company’s operations through at least December 31, 2013. However, the Company will require additional cash resources beyond 2013 and will need to identify sources for capital infusion. The Company is working to raise capital through the sale of common stock. The Company has not raised any capital through the sale of common stock through the date of this Form S-1 filing.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts receivable, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, generally as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as corresponding expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily do not pay within 30 days of the invoice date. The amounts of the specific reserves are estimated by management based on various assumptions including the age of the individual receivable, as well as changes in payment schedules and histories. Grants receivable balances are charged off against the allowance for doubtful accounts when management determines the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received. For the three months ended March 31, 2013, all revenue was derived from a single customer.

In December 2012, the Company was notified of a sub-award as part of grant funding awarded to The Johns Hopkins University from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health. The sub-award for the 2012-2013 grant plan year is $631,383. As of March 31, 2013, $483,303 has been invoiced under the sub-award and $1,834 is included in the grants receivable balance.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Expense related to stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock compensation expense recorded by the Company was $25,438 and $29,308 for the three months ended March 31, 2013 and 2012, respectively, and is included in general and administrative expense in the statements of operations.

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented the Company has incurred net losses, potential dilutive common share equivalents as of March 31, 2013 and 2012, totaling 15,907,458 and 15,707,202, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the three months ended March 31, 2013 and 2012.

Recent Accounting Pronouncements

The Company has reviewed accounting pronouncements that are effective during 2013 and does not believe any of those pronouncements will modify its financial reporting. Additionally, the Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

2. Significant Accounting Policies

The following significant accounting policies are followed by the Company in preparing its consolidated financial statements:

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of Q Therapeutics, Inc. and its wholly owned subsidiary, Q Therapeutic Products, Inc., and Q Therapeutic Products, Inc.’s wholly owned subsidiary, NeuroQ Research Inc. (collectively, the Company). The Company is a development stage company engaged in the discovery, research, development and eventual commercialization of products as potential treatments for debilitating and fatal diseases of the central nervous system. All significant intercompany amounts have been eliminated.

Merger with Public Company

On October 13, 2011, Q Therapeutics, Inc. entered into an agreement and plan of merger (the Merger Agreement) with Grace 2, Inc., a public shell corporation, and its wholly owned subsidiary, Q Acquisition, Inc. (Merger Sub). On October 18, 2011, Q Therapeutics, Inc. completed a reverse merger transaction in which Merger Sub merged with and into Q Therapeutics, Inc. and Q Therapeutics, Inc. became a wholly owned subsidiary of Grace 2 (the Reverse Merger). Upon the consummation of the Reverse Merger, Grace 2 acquired 100% of Q Therapeutics, Inc. by issuing 2.1633835 shares of common stock for each outstanding equity instrument of Q Therapeutics, Inc. After the effective date of the Reverse Merger, the former Q Therapeutics, Inc. stockholders owned 89.7% of the issued and outstanding common shares of Grace 2, Inc. Also, at the time of the Reverse Merger, Grace 2, Inc. was renamed Q Holdings, Inc. The transaction has been accounted for as a reverse acquisition with Q Therapeutics, Inc. as the accounting acquirer.

Since completing the Reverse Merger, Q Therapeutics, Inc., the wholly owned subsidiary of Q Holdings, Inc. has changed its name to Q Therapeutic Products, Inc. and the parent company, Q Holdings, Inc. has changed its name to Q Therapeutics, Inc.

The consolidated financial statements include the activity of Q Therapeutic Products, Inc. from inception (March 28, 2002) through December 31, 2012), and the activity of Q Therapeutic Products, Inc. and Q Therapeutics, Inc. from the date of acquisition (October 13, 2011) forward.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through December 31, 2012, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through December 31, 2012. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s continued operations will depend on its ability to raise funds through various sources such as government grants and equity and debt financing. The Company expects to continue to fund operations through similar sources of capital previously described. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial product sales. The Company has incurred losses and used cash for operating activities since inception. As of December 31, 2012, the Company had an accumulated deficit of $20,492,278.

From October 13, 2011 through the date the financing closed (May 31, 2012), the Company raised $4,018,047 through a private placement of its common stock. Although there can be no assurance, given the current pace of pre-clinical and clinical development of its product candidates, management believes that the Company has sufficient resources to fund the Company’s operations through at least December 31, 2013.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of the revenues and expenses during the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts which, at times, exceeds federally insured limits. To date, the Company has not experienced a loss or lack of access to its invested cash; however, there can be no assurance that access to the Company’s invested cash will not be impacted by adverse conditions in the financial markets.

Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. As of December 31, 2012 and 2011, the Company did not have any cash equivalents.

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, generally as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as corresponding expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily pay within 60 days of the invoice date. The amounts of the specific reserves are estimated by management based on various assumptions including the age of the individual grants receivable, as well as changes in payment schedules and histories. Grants receivable balances are charged off against the allowance for doubtful accounts when management determines the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received. A majority of, if not all revenue, is derived from a single customer. The Company did not incur any losses relating to bad debts associated with grant revenue during the last two years.

In December 2012, the Company was awarded a sub-award as part of grant funding awarded to The Johns Hopkins University from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health (NIH) to help fund the manufacturing and pre-clinical safety studies for Q-Cells®, the Company’s product. The sub-award for the 2012-2013 grant plan year is $631,383. As of December 31, 2012, $477,802 has been invoiced and is included in the grants receivable balance. As of December 31, 2011, grants receivable were $0 as revenue relating to the sub-award for the 2011-2012 grant plan year had been invoiced and paid in the first half of 2011.

Concentration of Suppliers

The Company has entered into agreements with outside research facilities to assist in the clinical research, monitoring, and reporting of its pilot and clinical studies. In some instances, the Company is dependent upon a single supplier. The loss of key suppliers could have a material adverse effect upon the Company’s operations by interrupting or delaying the progress or completion of the Company’s clinical trials.

For the year ended December 31, 2012, one supplier accounted for 68% of the Company’s research and development purchases.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated economic useful lives of the assets as follows:

Lab equipment	5 years
Computers and software	3 years
Leasehold improvements	7 years
Office equipment and furniture	3 years

Expenditures that materially increase values or capacities or extend useful lives of property and equipment are capitalized. Routine maintenance and repairs are expensed as incurred. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in the statements of operations.

Impairment of Long-Lived Assets

The Company reviews its property and equipment, and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may be impaired. Management does not consider any of the Company’s assets to be impaired as of December 31, 2012 and 2011.

Leases

The Company leases its office and research facility under a cancelable operating lease. If rent escalations are material, the Company records the total rent payable during the lease term on a straight-line basis over the term of the lease. The Company records any difference between the rent paid and the straight-line rent as a deferred rent liability in the accompanying consolidated balance sheets.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned and the related expense is recognized as services are provided.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock compensation expense recorded by the Company was $160,237 and $42,378 for the years ended December 31, 2012 and 2011, respectively, and is included in general and administrative expense in the statements of operations.

Income Taxes

The Company is a C corporation and federal and state income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in net income (loss) in the period that includes the enactment date.

Uncertain Tax Positions

The Company recognizes the financial statement amount of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more likely-than-not” threshold, the amount recognized in the financial statements is the amount expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal or state examinations in progress. The Company’s tax years subject to federal and state tax examination are 2009, 2010, 2011 and 2012.

Research and Development Costs

Research and development (R&D) costs, including research performed under contract by third parties, are expensed as incurred. Major components of R&D expenses consist of personnel costs including salaries and benefits, outside research services, consulting fees, lab supplies and materials, license fees, and facility-related expenses. R&D expenses recorded by the Company were $2,089,321 and $444,834 for the years ended December 31, 2012 and 2011, respectively. Since its inception, the Company has incurred total R&D expenses of $10,972,892.

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented, the Company has incurred net losses, potential dilutive common share equivalents as of December 31, 2012 and 2011, totaling 15,844,958 and 14,717,466, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the years ended December 31, 2012 and 2011.

Recent Accounting Pronouncements

The Company has reviewed all accounting pronouncements that were effective during 2012 and does not believe any of those pronouncements modified its financial reporting. Additionally, the Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

Subsequent Events

The Company has evaluated all subsequent events through the issuance date of the financial statements.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following as of December 31:

	As of December 31,
	2012	2011
Lab equipment	$299,876	$298,836
Computers and software	65,234	63,911
Leasehold improvements	38,934	38,934
Office equipment and furniture	3,647	3,647

	407,691	405,328
Less accumulated depreciation and amortization	(391,647)	(373,405)

Property and equipment, net	$16,044	$31,923

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $18,242 and $27,729, respectively.

Accrued Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Compensation [Abstract]
Accrued Compensation

3. Accrued Compensation

Accrued compensation consists of the following:

	March 31, 2013	December 31, 2012

Accrued wages	$36,053	$17,046
Accrued vacation	78,762	70,846

Total accrued compensation	$114,815	$87,892

In March 2013, certain of the Company’s executives made the decision to defer cash payment of 60% of their salaries until additional funding has been obtained.

4. Accrued Compensation

Accrued compensation consists of the following as of December 31:

	As of December 31,
	2012	2011
Accrued wages	$17,046	$126,050
Accrued vacation	70,846	51,351

Total accrued compensation	$87,892	$177,401

As of December 31, 2011, $108,650 of the total accrued wages was for compensation due to executives upon the one-year anniversary of the reverse merger. The bonuses and respective taxes were paid in full in October 2012. No such liability existed for the year ended December 31, 2012.

Note Payable	12 Months Ended
Dec. 31, 2012
Note Payable [Abstract]
Note Payable

5. Note Payable

As of December 31, 2011, the Company had an unsecured note payable to a stockholder totaling $15,000 with an annual interest rate of 6%. The note and related interest of $2,020 were repaid in March 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

6. Income Taxes

The benefit for income taxes differs from the amount computed at federal statutory rates as follows for the years ended December 31:

	2012	2011
Federal income tax at statutory rates	$(1,039,665)	$(883,776)
State income tax at statutory rates	(97,234)	(85,273)
Research and development credits	(67,011)	(278,818)
Change in valuation allowance	1,165,081	1,242,665
Other	38,829	5,202

	$—	$—

Significant components of the Company’s deferred income tax assets (liabilities) are as follows as of December 31:

	2012	2011
Current:
Accruals and reserves	$37,168	$62,366
Non-qualified stock options and other	—	56,015
Valuation allowance	(37,168)	(118,381)

	$—	$—

Long-term:
Net operating loss carryforwards	$6,952,741	$5,794,922
Depreciation and amortization	271	(1,438)
Non-qualified stock options and other	69,072	—
Research and development credits	621,497	603,803
Valuation allowance	(7,643,581)	(6,397,287)

	$—	$—

As of December 31, 2012, the Company had net operating loss (NOL) carryforwards available to offset future taxable income, if any, of approximately $18,826,000 , which will begin to expire in 2022.

The Company has research and development credits totaling approximately $621,000 available for offset against future federal income tax, if any. The credits begin to expire in 2022.

The utilization of the NOL carryforwards is subject to annual limitations under Section 382 of the Internal Revenue Code. Section 382 imposes limitations on a corporation’s ability to utilize its NOL carryforwards if it experiences an “ownership change.” In general terms, an ownership change results from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50% over a three-year period.

The Company has concluded that there are no significant uncertain tax positions requiring disclosure.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

4. Stockholders’ Equity

Common Stock

During the quarter ended March 31, 2013, the Company issued 25,001 shares of its Common Stock to an investor and public relations firm in lieu of cash for services rendered during that period.

Stock Options

The following summarizes the outstanding common stock options and related activity for the three months ended March 31, 2013:

	Number of Options	Weighted Average Exercise Price Per Share

Outstanding as of January 1, 2013	3,865,440	$0.34
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding as of March 31, 2013	3,865,440	0.34

Exercisable as of March 31, 2013	3,263,420	0.22

As of March 31, 2013, options to purchase 987,529 shares of common stock under the Company’s stock option plan were authorized and reserved for future grant. On December 18, 2012, the Board of Directors approved, subject to stockholder approval, the addition of 3,000,000 shares to the 2011 Plan. The Company is in process of obtaining stockholder approval to increase the authorized shares under the 2011 Plan by this amount.

The following summarizes information about stock options outstanding as of March 31, 2013:

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$0.06 - $0.08	902,600	5.78	$0.08	902,600	$0.08
$0.15 - $0.19	2,072,840	5.83	0.17	2,060,820	0.17
$1.00	890,000	8.60	1.00	300,000	1.00

	3,865,440	6.46	0.34	3,263,420	0.22

As of March 31, 2013, the aggregate intrinsic value of outstanding stock options was $2,549,625 and the aggregate intrinsic value of outstanding exercisable stock options was $2,539,939.

Stock-based compensation for the three months ended March 31, 2013 and 2012 was $25,438 and $29,308, respectively. As of March 31, 2013, the Company had $270,102 of unrecognized stock-based compensation expense related to non-vested awards that will be recognized over a weighted average period of 2.77 years.

Warrants

In October 2012, the Company entered into a service agreement with an investor relations and public advisory firm. As part of the agreement, the service provider was entitled to receive up to 250,000 warrants to purchase common stock at prices varying from $1.25 to $2.75 per share with a term of two years. The warrants are immediately exercisable upon issuance. On January 1, 2013, the first tranche of 62,500 warrants was issued with an exercise price of $1.25.

As of March 31, 2013, 12,042,018 warrants to purchase common stock had been issued with exercise prices ranging from $.046 to $2.00 per share and terms ranging from two to seven years. The weighted average warrant exercise price is $1.40 and the weighted average remaining life is 5.2 years.

7. Stockholders’ Equity

Common Stock

As of December 31, 2012, the Company is authorized to issue 100,000,000 shares of common stock, of which 24,761,832 shares were outstanding. In addition, a sufficient number of shares of common stock have been reserved for issuance pursuant to the Company’s 2011 Stock Incentive Plan, as amended, as well as to permit the exercise in full of all outstanding warrants.

Holders of shares of common stock are entitled to cast one vote for each share held at all stockholders’ meetings for all purposes, including the election of directors. The common stock does not have cumulative voting rights.

Between October 13, 2011 and May 31, 2012, the Company conducted the 2011 Private Placement (the Offering) of its securities solely to accredited investors. The Offering was conducted on a best efforts basis, whereby the Company offered for sale a minimum of 3,000,000 and a maximum of 6,000,000 Units, each Unit consisting of one share of common stock, one 7-year common stock purchase warrant exercisable at $1.00 per share, and one 7-year common stock purchase warrant exercisable at $2.00 per share. Units sold totaled 4,018,047 through May 31, 2012, when the Offering closed. The Company raised an aggregate of $3,820,318 after paying issuance costs of $197,729.

Preferred Stock

As of December 31, 2012, the Company was authorized to issue 10,000,000 shares of preferred stock; however, no shares of preferred stock were outstanding.

Conversion of Preferred Stock to Common

On October 13, 2011, the Company completed a reverse merger transaction with a public shell company at which time all Series A-1, A-2, and B preferred shares of the Company were converted into common stock of Q Therapeutics, Inc. Each share of preferred stock converted into 2.1633835 common shares of Q Therapeutics, Inc. Along with this conversion to common stock of Q Therapeutics, Inc., the holders of Q Therapeutic Products, Inc. preferred stock forfeited all rights and preferences.

Stock Options

2002 Stock Option Plan

In April 2002, the Q Therapeutics’ Board of Directors approved the Q Therapeutics 2002 Stock Incentive Plan (the 2002 Plan) and in February 2003, the holders of a majority of the outstanding voting capital stock of Q Therapeutics approved of the 2002 Plan. The 2002 Plan permits the grant of Incentive Stock Options, Non-Qualified Stock Options and Restricted Stock. Subject to the provisions of the Plan, a designated committee (Committee) of the Board of Directors (or if none, the Board) may from time to time, in its sole discretion select from among eligible employees, non-employee directors, consultants and advisors, those to whom awards shall be granted under the 2002 Plan, and shall determine in its discretion the nature, terms, conditions, and amount of each award, subject to the terms of the 2002 Plan. The term of the 2002 Plan commenced on April 10, 2002 (the Effective Date) and remained in effect, subject to the right of the Committee or the Board to amend or terminate the Plan at any time pursuant to the 2002 Plan, until the earlier of (i) the tenth anniversary date of the Effective Date, or (ii) all shares subject to the 2002 Plan have been purchased or acquired according to the 2002 Plan’s provisions.

The 2002 Plan initially provided for a reservation pool of up to 1,100,000 shares of common stock reserved for issuance pursuant to the 2002 Plan. The total number of shares reserved for issuance under the 2002 Plan has since been increased to a total of 2,120,000 shares. Upon the consummation of the Merger, each option to purchase shares of common stock of Q Therapeutics Products, Inc. was exchanged for 2.1633835 options to purchase shares of common stock of the Company resulting in a total of 4,586,373 shares of common stock reserved for issuance under the 2002 Plan. All shares available for award under the 2002 Plan have been granted except for potential awards to acquire 228,472 shares of common stock. By Board authorization on December 6, 2011, the Board added the remaining 228,472 shares available but unissued pursuant to the 2002 Option Plan to the authorized/reserved option pool for the 2011 Plan (discussed below), and thus effectively terminated the 2002 Plan.

2011 Equity Incentive Compensation Plan

In connection with the Merger, on October 13, 2011 the Board of Directors and stockholders approved the Q Holdings 2011 Equity Incentive Compensation Plan (the 2011 Plan). Subject to the provisions of the 2011 Plan, a designated committee (Committee) of the Board of Directors (or if none, the Board) may, from time to time, in its sole discretion select from among eligible employees, non-employee directors and consultants those to whom awards shall be granted under the 2011 Plan, and shall determine in its discretion the nature, terms, conditions and amount of each award, subject to the terms of the 2011 Plan. The term of the 2011 Plan commenced on October 13, 2011 (the Effective Date) and remains in effect, subject to the right of the Committee or the Board to amend or terminate the 2011 Plan at any time pursuant to the 2011 Plan, until the earlier of (i) the tenth anniversary of the Effective Date, or (ii) all shares subject to the 2011 Plan have been purchased or acquired according to the 2011 Plan’s provisions.

The 2011 Plan initially provided for a reservation pool of up to 1,500,000 shares of common stock reserved for issuance pursuant to the 2011 Plan. By Board authorization on December 6, 2011, the Board voted to add the remaining 228,472 shares available but unissued pursuant to the 2002 Plan to the authorized/reserved option pool for the 2011 Plan, bringing the 2011 Plan pool to 1,728,472 shares of common stock reserved for issuance pursuant to the 2011 Plan. In 2012, the Company issued options to acquire 890,000 shares of common stock pursuant to the 2011 Plan. Additionally, the Board also resolved to roll over all forfeited or expired awards made under the 2002 Plan into the 2011 Plan. As of December 31, 2012, there were 987,529 options available to be issued under the 2011 Plan.

Stock-based compensation for the years ended December 31, 2012 and 2011 was $160,237 and $42,378, respectively. As of December 31, 2012, the Company had $299,263 of unrecognized stock-based compensation expense related to non-vested awards that will be recognized over a weighted average period of 2.96 years. On December 18, 2012, the Board of Directors approved, subject to stockholder approval, the addition of 3,000,000 shares to the 2011 Plan.

The following sets forth the outstanding common stock options and related activity for the years ended December 31, 2012 and 2011:

	Number of Options	Weighted Average Exercise Price Per Share
Outstanding as of January 1, 2011	3,065,005	$0.14
Granted	135,211	0.15
Exercised	—	—
Forfeited	(43,268)	0.11

Outstanding as of December 31, 2011	3,156,948	0.14
Granted	890,000	1.00
Exercised	(32,451)	0.06
Forfeited	(149,057)	0.08

Outstanding as of December 31, 2012	3,865,440	0.34

Exercisable as of December 31, 2012	3,175,803	0.21

The Company determines the expected term of its stock option awards by using the simplified method, which assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires. Expected volatility is calculated by weighting the stock price of similar industry public companies equivalent to the expected term of each grant. The risk-free interest rate for the expected term of each option granted is based on the U.S. Treasury securities rate in effect at the time of the grant with the period that approximates the expected term of the option.

For the year ended December 31, 2012, the Company calculated the fair value of each stock-based compensation award on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Risk-free interest rate	1.39%
Expected stock price volatility	63.73%
Expected dividend yield	0%
Expected life of options	6.92 years

The weighted average grant date fair value per share of options granted during the year ended December 31, 2012 was $.62. The aggregate intrinsic value of outstanding stock options and the aggregate intrinsic value of outstanding exercisable stock options as of December 31, 2012 was $2,549,625 and $2,510,883, respectively. The aggregate intrinsic value of stock options exercised as of December 31, 2012 was $30,651.

The following summarizes information about stock options outstanding as of December 31, 2012:

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Price Exercise	Number of Options Exercisable	Weighted Average Price Exercise
$0.06 - $ 0.08	902,600	6.26	$0.08	902,600	$0.08
$0.15 - $ 0.19	2,072,840	6.31	0.17	2,024,765	0.17
$1.00	890,000	9.08	1.00	248,438	1.00

	3,865,440	6.94	0.34	3,175,803	0.21

Warrants

In conjunction with the reverse merger, the warrants to purchase preferred stock in Q Therapeutic Products, Inc. were exchanged for warrants to purchase common stock in Q Therapeutics, Inc. Each warrant in Q Therapeutic Products, Inc. was exchanged for 2.1633835 warrants in Q Therapeutics, Inc., the exercise price was adjusted down by the same factor, and all other terms remained unchanged. Additional warrants were issued in 2012 as a result of the completion of the 2011 Offering and in lieu of cash for the transfer of technology and services.

In connection with certain stock offerings and debt issuances, the Company has issued warrants to purchase stock. The following summarizes information about stock warrants as of December 31, 2012, all of which are exercisable:

Warrants to Purchase	Year of Expiration	Number of Shares	Exercise Price
Common stock warrants issued for previously issued Series A2 warrants	2015	132,797	$0.046
Common stock warrants issued for previously issued Series B warrants	2015	823,347	1.035
Common stock warrants issued for previously issued Series B warrants	2017	192,242	0.532
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	1,816,644	1.00
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	916,644	2.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	1.00
Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	2.00
Warrants issued for fees in conjunction with private placement (October 13 and December 30, 2011)	2016	22,750	1.20
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	1.00
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	2.00
Warrants issued for fees in conjunction with private placement (February 2 and March 30, 2012)	2017	19,000	1.20
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	1.00
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	2.00

		11,979,518

Each warrant with an exercise price of $1.00 or $2.00 per share may be redeemed by the Company at a price of $0.001 per share in the event (i) the closing sales price of the Company’s common stock is at least $1.50 for the $1.00 warrants or $3.00 for the $2.00 warrants for ten consecutive trading days and (ii) there is an effective public registration statement covering the resale of the common stock issuable upon the exercise of the warrants. The average warrant exercise strike price is $1.40 with an average remaining life of 5.5 years.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Supplier Agreements

In March 2010, the Company entered into a service agreement with an outside research firm to support the Company’s preclinical Good Laboratory Practice (GLP) safety studies. The Company was provided financing terms by the supplier which included partial payments of invoices, with remaining balances rolled into a convertible note payable accruing interest at 8% for the first 36 months and increasing to 10% for the 24 months thereafter. A provision in the note provided the supplier the right and option at any time prior to payment of the note to convert all or any portion of the outstanding balance into shares of the Company’s Series B preferred stock. As a result of the merger in October 2011, the Company eliminated its Series B preferred instruments and converted all outstanding shares into the Company’s common stock.

In November 2012, the Company and the supplier amended the terms of their original agreement via a Letter of Understanding (LOU) and increased the total purchase commitment with the supplier to approximately $2,600,000 with an expected completion by year-end 2013. As the Company no longer has Series B preferred stock, the amendment provided the Company with the option of paying part of its commitment with cash or with shares of common stock. Upon conclusion of the supplier’s final project report, any outstanding balance will be converted into a note payable accruing interest at 8% until July 31, 2015. Any outstanding amounts thereafter shall accumulate interest at 10% through March 31, 2016. Should the Company be successful in obtaining additional financing, the amendment calls for a percentage of the funds raised to immediately pay down the outstanding balance. As of March 31, 2013, the amount owed under this agreement totaled $949,818 and is included in accounts payable in the accompanying consolidated balance sheet.

Additionally, the supplier was granted, upon successful completion of the clinical study, a right of first negotiation on any future preclinical GLP safety to toxicology studies.

Advisory Agreements

In February 2013, the Company entered into an agreement to engage a financial advisory firm for a minimum term of twelve months. The financial advisory firm is entitled to a commission equal to 7% of the proceeds from its financing efforts payable in cash and if warrants are issued as part of the placement of securities, an issuance of warrants equivalent to 7% of the aggregate number of warrants purchased in the offering. To date, no placement of securities has occurred.

8. Commitments and Contingencies

Litigation

From time to time, the Company may become involved in lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties and an unfavorable outcome in various matters may arise that could have a material adverse effect on the Company. The Company is not aware of any current or pending litigation that is expected to have a significant impact on the Company’s financial position or results of operations.

Employee Agreements and the 2012 Incentive Plan

The Company has entered into employment and proprietary rights agreements with all of its employees. These agreements stipulate that employment is on an at-will basis and outline salary, benefits, non-disclosure of confidential information, and assignment of intellectual property to the Company.

The Company has employment agreements with its CEO and CFO that specify compensation as salary, benefits and vacation, as well as addresses severance for termination of employment or the provisions should a change of control occur. In December 2012, the Board of Directors approved the 2012 Incentive Plan (2012 Plan) which provides bonus compensation of up to approximately $173,000 for all eligible employees upon the achievement of certain performance goals during 2013.

License and Royalty Agreements

The Company has entered into an exclusive license agreement with a university, where the Company has obtained certain intellectual property from the university to commercialize, produce, manufacture, use and sell the patent rights. The Company is required to pay the university a contractual dollar amount for each new investigational drug application filed with the Food and Drug Administration (FDA) using the licensed intellectual property. Should the Company receive cash payments from licensing revenue during human trial research, the Company is required to pay 10% of all net licensing revenue (but not including payments for product development activities or equity purchases) to the university up to a certain maximum amount. The Company is also required to pay an amount upon New Drug Application (NDA) approval. The NDA approval occurs when the FDA has approved all prior drug testing and allows a new drug to go to market. Once the Company has an NDA, the Company must pay the university a royalty of 2% of net sales up to a certain dollar amount and 2.5% of net sales in excess of that amount of human therapeutics and must pay the university a royalty of 5% of net sales on any services. If the Company sublicenses the intellectual property, then the Company must pay the university in accordance with the provisions of the agreement.

The Company has a product development agreement with an entity, whereby the Company has granted the entity a non-exclusive right to certain intellectual property owned by the Company and the entity has granted to the Company a non-exclusive right to use certain intellectual property owned by the entity in order to develop new products (Products) to be sold primarily by the Company or its designees to the research market. The Company has agreed to pay the entity certain amounts for product development in the form of the Company’s common stock. In addition, the Company has agreed to pay the entity royalty payments of 10% of net sales of the Company to third parties for Products developed using the entity’s intellectual property. If the Company agrees that the entity can also sell Products to third parties and if the entity has sales to a third party of Products using the Company’s intellectual property, then the entity will pay the Company a royalty payment of 10% of net sales. However, if the Products sold by the entity are covered solely by the Company’s patents and know-how, then a 50-50 financial sharing arrangement between the entity and the Company will apply to such Products.

In September 2012, the Company entered into two separate license agreements with one company (the licensor) whereby the Company has been granted two non-exclusive sub-licenses to make, have made and use the licensor’s intellectual technology. Each license agreement required an initial payment of $85,000, as well as an annual license fee of $5,000 per year. Additionally, the agreement allows the Company to purchase product on a per unit basis. No purchase commitments have been entered into at this time. The term of the license agreements is consistent with the term of the life of the patents.

Collaborative Arrangements

From time to time, the Company enters into collaborative arrangements for research and development, manufacture and/or commercialization of product and product candidates. These collaborations can provide for non-refundable, upfront license fees, R&D and commercial performance milestones, cost sharing, and royalty payments. The Company’s collaboration agreements with outside parties are performed on a “best efforts” basis with no guarantees of success.

On March 26, 2012, the Company executed an agreement to acquire certain intellectual property and technology based on the achievement of pre-determined milestones. Upon the achievement of certain milestones, the Company was to issue up to 400,000 shares of common stock, 400,000 common stock warrants with an exercise prices of $1.00 per share, and 400,000 common stock warrants with an exercise price of $2.00 per share to be issued as intellectual technology and property were delivered. In April 2012, the Company incurred $10,000 of licensing expense relating to the initial transfer of intellectual property and issued 10,000 shares of common stock, 10,000 common stock warrants with an exercise price of $1.00 per share, and 10,000 common stock warrants with an exercise price of $2.00 per share as initial payment. As of December 31, 2012, no subsequent issuances occurred as the predefined milestones were not met.

Right of First Negotiation

Pursuant to an agreement (Agreement) the Company has irrevocably granted a stockholder with a right of first negotiation to license certain technology of the Company related to Q-Cells®. The term of the Agreement is for a period of the later of (i) 3 years from the effective date of the Agreement (October 6, 2011) or (ii) 6 months after the date of completion of certain dosing of the technology.

Supplier Agreements

In March 2010, the Company entered into a service agreement with an outside research firm to support the Company’s submission of an investigational new drug application (IND) to the FDA. As part of this purchase commitment, the Company was provided financing terms by the supplier which included partial payments of invoices, with remaining balances rolled into a convertible note payable accruing interest at 8% for the first 36 months and increasing to 10% for the 24 months thereafter. A provision in the note provided the supplier the right and option at any time prior to payment of the note to convert all or any portion of the outstanding balance into shares of the Company’s Series B preferred stock. As a result of the merger in October 2011, the Company eliminated its Series B preferred instruments and converted all outstanding shares to the Company’s common stock.

In November 2012, the Company and the supplier amended the terms of their original agreement via a Letter of Understanding (LOU) and increased the total purchase commitment with the supplier to approximately $2,600,000 with an expected completion by year end 2013. As the Company no longer has Series B preferred stock, the amendment provided the Company with the option of paying part of its commitment with cash or with shares of common stock. Upon conclusion of the supplier’s final project report, any outstanding balance will be converted into a note payable accruing interest at 8% until July 31, 2015. Any outstanding amounts thereafter shall accumulate interest at 10% through March 31, 2016. Should the Company be successful in obtaining additional financing, the amendment calls for a percentage of the funds raised to immediately pay down the outstanding balance. As of December 31, 2012, the amount owed under this agreement totaled $1,177,840 and is included in accounts payable in the accompanying balance sheet.

Additionally, the supplier was granted, upon successful completion of the clinical study, a right of first negotiation on any future preclinical GLP safety to toxicology studies.

Advisory Agreements

On October 1, 2012, the Company entered into an agreement with an investor relations firm for a minimum term of six months. In lieu of cash, the firm will receive 50,000 shares of restricted stock for services rendered through March 2013. Upon expiration of the initial term, a monthly cash retainer of up to $10,000 will be paid. Additionally, 250,000 warrants will be granted between January 1, 2013 through October 1, 2013 based on achievement of time-based objectives, with exercise prices varying between $1.25 and $2.75. During 2011, 24,999 shares of common stock were issued under the terms of the agreement.

On October 16, 2012, the Company entered into a services agreement with a public relations and investor relations firm.

Under the agreement, the financial advisor will receive a commission of 7% on offering proceeds and warrants to purchase shares of common stock equal to 10% of the number of common shares sold. The warrants shall have a life of five years with a strike price equal to 120% of the price of the common stock sold in the offering. Additionally, the Company agreed to reimburse reasonable expenses up to a maximum of $15,000. The agreement is valid for six months, but can be terminated by either party with at least 10 days written notice.

Operating Leases

The Company leases its research and office facility under an operating lease. The current lease was renewed effective April 1, 2011 and expires in March 2013. The Company expects the lease will be renewed. The minimum future lease payments under this operating lease as of December 31, 2012 total $27,721.

Lease expense under operating leases was $150,528 and $149,770 for the years ended December 31, 2012 and 2011, respectively.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
Benefit Plans

9. Benefit Plans

The Company sponsors a defined contribution 401(k) retirement plan (the Plan). Employees who are 18 years of age or older are eligible to participate in the Plan. Employees may elect to contribute to the Plan up to 100% of their annual compensation, up to the maximum amount allowed by the Internal Revenue Service.

The Company may elect to match part of the employee’s contribution, make a profit sharing contribution, or a non-qualified contribution at its discretion. The Company elected to make a contribution of $9,482 to the Plan during the year ended December 31, 2012. No contribution was made to the Plan during the year ended December 31, 2011.

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related-Party Transactions

10. Related-Party Transactions

On August 30, 2011, the Company entered into notes payable totaling $610,000 with an officer and a company in which the officer is a general partner. The notes bore interest at 15% and were converted into common stock on October 13, 2011.

On October 13, 2011, the Company entered into promissory notes receivable from two minority stockholders that totaled $31,968. The terms of the agreements allowed for the assessment of interest at 8% per year, with the notes maturing and payable on December 31, 2011. In the event that the notes were not paid upon maturity, the interest rate was to immediately increase to 15% per year and the stockholders would forfeit 16,667 shares of their common stock per month, up to 200,000 shares, until the notes were paid in full. During the year, the Company received total payments of $7,988 of which $5,941 was applied towards principal and $2,047 to interest. As of December 31, 2012, the amount owed was $28,800 of which $2,215 related to interest and all 200,000 shares of common stock had been forfeited by the owners and returned to the Company. As no resolution of this debt has been identified, an allowance has been provided against the full amount of the notes receivable.

Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Basis of Presentation, Policy

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Q Therapeutics, Inc. and subsidiary do not include all information and notes necessary or a complete presentation of financial position, results of operations, and cash flows in conformity with U.S. generally accepted accounting principles (US GAAP).

The accompanying unaudited condensed consolidated balance sheets, statements of operations, and statements of cash flows reflect all normal recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the Company’s financial position, results of operations and cash flows. The results of operations for the three-month period ended March 31, 2013 are not necessarily indicative of the results to be expected for the full year ending December 31, 2013.

Basis of Consolidation, Policy

Basis of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Q Therapeutics, Inc. and its wholly owned subsidiary, Q Therapeutic Products, Inc., and Q Therapeutic Products, Inc.’s wholly owned subsidiary, NeuroQ Research Inc. (collectively, the Company). The Company is a development stage company engaged in the discovery, research, development and eventual commercialization of products as potential treatments for debilitating and fatal diseases of the central nervous system. All significant intercompany amounts have been eliminated.

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of Q Therapeutics, Inc. and its wholly owned subsidiary, Q Therapeutic Products, Inc., and Q Therapeutic Products, Inc.’s wholly owned subsidiary, NeuroQ Research Inc. (collectively, the Company). The Company is a development stage company engaged in the discovery, research, development and eventual commercialization of products as potential treatments for debilitating and fatal diseases of the central nervous system. All significant intercompany amounts have been eliminated.

Merger with Public Company, Policy

Merger with Public Company

On October 13, 2011, Q Therapeutics, Inc. entered into an agreement and plan of merger (the Merger Agreement) with Grace 2, Inc., a public shell corporation, and its wholly owned subsidiary, Q Acquisition, Inc. (Merger Sub). On October 18, 2011, Q Therapeutics, Inc. completed a reverse merger transaction in which Merger Sub merged with and into Q Therapeutics, Inc. and Q Therapeutics, Inc. became a wholly owned subsidiary of Grace 2 (the Reverse Merger). Upon the consummation of the Reverse Merger, Grace 2 acquired 100% of Q Therapeutics, Inc. by issuing 2.1633835 shares of common stock for each outstanding equity instrument of Q Therapeutics, Inc. After the effective date of the Reverse Merger, the former Q Therapeutics, Inc. stockholders owned 89.7% of the issued and outstanding common shares of Grace 2, Inc. Also, at the time of the Reverse Merger, Grace 2, Inc. was renamed Q Holdings, Inc. The transaction has been accounted for as a reverse acquisition with Q Therapeutics, Inc. as the accounting acquirer.

Since completing the Reverse Merger, Q Therapeutics, Inc., the wholly owned subsidiary of Q Holdings, Inc. has changed its name to Q Therapeutic Products, Inc. and the parent company, Q Holdings, Inc. has changed its name to Q Therapeutics, Inc.

The consolidated financial statements include the activity of Q Therapeutic Products, Inc. from inception (March 28, 2002) through December 31, 2012), and the activity of Q Therapeutic Products, Inc. and Q Therapeutics, Inc. from the date of acquisition (October 13, 2011) forward.

Development Stage and Liquidity, Policy

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through March 31, 2013, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through March 31, 2013. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s continued operations will depend on its ability to raise funds through various sources such as government grants and equity and debt financing. The Company expects to continue to fund operations through similar sources of capital previously described. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial therapeutic product sales. The Company has incurred losses and used cash for operating activities since inception. As of March 31, 2013, the Company had an accumulated deficit of $20,991,557.

Given the current pace of pre-clinical and clinical development of its potential product candidates, management believes that the Company has sufficient resources to fund the Company’s operations through at least December 31, 2013. However, the Company will require additional cash resources beyond 2013 and will need to identify sources for capital infusion. The Company is working to raise capital through the sale of common stock. The Company has not raised any capital through the sale of common stock through the date of this Form S-1 filing.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through December 31, 2012, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through December 31, 2012. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s continued operations will depend on its ability to raise funds through various sources such as government grants and equity and debt financing. The Company expects to continue to fund operations through similar sources of capital previously described. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial product sales. The Company has incurred losses and used cash for operating activities since inception. As of December 31, 2012, the Company had an accumulated deficit of $20,492,278.

From October 13, 2011 through the date the financing closed (May 31, 2012), the Company raised $4,018,047 through a private placement of its common stock. Although there can be no assurance, given the current pace of pre-clinical and clinical development of its product candidates, management believes that the Company has sufficient resources to fund the Company’s operations through at least December 31, 2013.

Use of Estimates, Policy

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts receivable, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of the revenues and expenses during the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Concentrations of Credit Risk, Policy

Concentrations of Credit Risk

The Company maintains its cash in bank deposit accounts which, at times, exceeds federally insured limits. To date, the Company has not experienced a loss or lack of access to its invested cash; however, there can be no assurance that access to the Company’s invested cash will not be impacted by adverse conditions in the financial markets.

Cash Equivalents, Policy

Cash Equivalents

The Company considers all highly liquid investments with original maturities to the Company of three months or less to be cash equivalents. As of December 31, 2012 and 2011, the Company did not have any cash equivalents.

Revenue Recognition and Grants Receivable, Policy

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, generally as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as corresponding expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily do not pay within 30 days of the invoice date. The amounts of the specific reserves are estimated by management based on various assumptions including the age of the individual receivable, as well as changes in payment schedules and histories. Grants receivable balances are charged off against the allowance for doubtful accounts when management determines the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received. For the three months ended March 31, 2013, all revenue was derived from a single customer.

In December 2012, the Company was notified of a sub-award as part of grant funding awarded to The Johns Hopkins University from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health. The sub-award for the 2012-2013 grant plan year is $631,383. As of March 31, 2013, $483,303 has been invoiced under the sub-award and $1,834 is included in the grants receivable balance.

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, generally as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as corresponding expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily pay within 60 days of the invoice date. The amounts of the specific reserves are estimated by management based on various assumptions including the age of the individual grants receivable, as well as changes in payment schedules and histories. Grants receivable balances are charged off against the allowance for doubtful accounts when management determines the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received. A majority of, if not all revenue, is derived from a single customer. The Company did not incur any losses relating to bad debts associated with grant revenue during the last two years.

In December 2012, the Company was awarded a sub-award as part of grant funding awarded to The Johns Hopkins University from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health (NIH) to help fund the manufacturing and pre-clinical safety studies for Q-Cells®, the Company’s product. The sub-award for the 2012-2013 grant plan year is $631,383. As of December 31, 2012, $477,802 has been invoiced and is included in the grants receivable balance. As of December 31, 2011, grants receivable were $0 as revenue relating to the sub-award for the 2011-2012 grant plan year had been invoiced and paid in the first half of 2011.

Concentration of Suppliers, Policy

Concentration of Suppliers

The Company has entered into agreements with outside research facilities to assist in the clinical research, monitoring, and reporting of its pilot and clinical studies. In some instances, the Company is dependent upon a single supplier. The loss of key suppliers could have a material adverse effect upon the Company’s operations by interrupting or delaying the progress or completion of the Company’s clinical trials.

For the year ended December 31, 2012, one supplier accounted for 68% of the Company’s research and development purchases.

Property and Equipment, Policy

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated economic useful lives of the assets as follows:

Lab equipment	5 years
Computers and software	3 years
Leasehold improvements	7 years
Office equipment and furniture	3 years

Expenditures that materially increase values or capacities or extend useful lives of property and equipment are capitalized. Routine maintenance and repairs are expensed as incurred. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in the statements of operations.

Impairment of Long-Lived Assets, Policy

Impairment of Long-Lived Assets

The Company reviews its property and equipment, and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may be impaired. Management does not consider any of the Company’s assets to be impaired as of December 31, 2012 and 2011.

Leases, Policy

Leases

The Company leases its office and research facility under a cancelable operating lease. If rent escalations are material, the Company records the total rent payable during the lease term on a straight-line basis over the term of the lease. The Company records any difference between the rent paid and the straight-line rent as a deferred rent liability in the accompanying consolidated balance sheets.

Stock-Based Compensation, Policy

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Expense related to stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock compensation expense recorded by the Company was $25,438 and $29,308 for the three months ended March 31, 2013 and 2012, respectively, and is included in general and administrative expense in the statements of operations.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned and the related expense is recognized as services are provided.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock compensation expense recorded by the Company was $160,237 and $42,378 for the years ended December 31, 2012 and 2011, respectively, and is included in general and administrative expense in the statements of operations.

Income Taxes, Policy

Income Taxes

The Company is a C corporation and federal and state income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in net income (loss) in the period that includes the enactment date.

Uncertain Tax Positions, Policy

Uncertain Tax Positions

The Company recognizes the financial statement amount of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more likely-than-not” threshold, the amount recognized in the financial statements is the amount expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal or state examinations in progress. The Company’s tax years subject to federal and state tax examination are 2009, 2010, 2011 and 2012.

Research and Development Costs, Policy

Research and Development Costs

Research and development (R&D) costs, including research performed under contract by third parties, are expensed as incurred. Major components of R&D expenses consist of personnel costs including salaries and benefits, outside research services, consulting fees, lab supplies and materials, license fees, and facility-related expenses. R&D expenses recorded by the Company were $2,089,321 and $444,834 for the years ended December 31, 2012 and 2011, respectively. Since its inception, the Company has incurred total R&D expenses of $10,972,892.

Net Loss Per Common Share, Policy

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented the Company has incurred net losses, potential dilutive common share equivalents as of March 31, 2013 and 2012, totaling 15,907,458 and 15,707,202, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the three months ended March 31, 2013 and 2012.

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented, the Company has incurred net losses, potential dilutive common share equivalents as of December 31, 2012 and 2011, totaling 15,844,958 and 14,717,466, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the years ended December 31, 2012 and 2011.

Recent Accounting Pronouncements, Policy

Recent Accounting Pronouncements

The Company has reviewed accounting pronouncements that are effective during 2013 and does not believe any of those pronouncements will modify its financial reporting. Additionally, the Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

Recent Accounting Pronouncements

The Company has reviewed all accounting pronouncements that were effective during 2012 and does not believe any of those pronouncements modified its financial reporting. Additionally, the Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

Subsequent Events, Policy		Subsequent Events The Company has evaluated all subsequent events through the issuance date of the financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule of Useful Lives of Property and Equipment

Lab equipment	5 years
Computers and software	3 years
Leasehold improvements	7 years
Office equipment and furniture	3 years

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Components of Property and Equipment

	As of December 31,
	2012	2011
Lab equipment	$299,876	$298,836
Computers and software	65,234	63,911
Leasehold improvements	38,934	38,934
Office equipment and furniture	3,647	3,647

	407,691	405,328
Less accumulated depreciation and amortization	(391,647)	(373,405)

Property and equipment, net	$16,044	$31,923

Accrued Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Compensation [Abstract]
Schedule of Accrued Compensation

	March 31, 2013	December 31, 2012

Accrued wages	$36,053	$17,046
Accrued vacation	78,762	70,846

Total accrued compensation	$114,815	$87,892

	As of December 31,
	2012	2011
Accrued wages	$17,046	$126,050
Accrued vacation	70,846	51,351

Total accrued compensation	$87,892	$177,401

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Income Tax Benefit Reconcilliation

	2012	2011
Federal income tax at statutory rates	$(1,039,665)	$(883,776)
State income tax at statutory rates	(97,234)	(85,273)
Research and development credits	(67,011)	(278,818)
Change in valuation allowance	1,165,081	1,242,665
Other	38,829	5,202

	$—	$—

Schedule of Deferred Tax Assets and Liabilities

	2012	2011
Current:
Accruals and reserves	$37,168	$62,366
Non-qualified stock options and other	—	56,015
Valuation allowance	(37,168)	(118,381)

	$—	$—

Long-term:
Net operating loss carryforwards	$6,952,741	$5,794,922
Depreciation and amortization	271	(1,438)
Non-qualified stock options and other	69,072	—
Research and development credits	621,497	603,803
Valuation allowance	(7,643,581)	(6,397,287)

	$—	$—

Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule of Stock Options Roll Forward

	Number of Options	Weighted Average Exercise Price Per Share

Outstanding as of January 1, 2013	3,865,440	$0.34
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding as of March 31, 2013	3,865,440	0.34

Exercisable as of March 31, 2013	3,263,420	0.22

	Number of Options	Weighted Average Exercise Price Per Share
Outstanding as of January 1, 2011	3,065,005	$0.14
Granted	135,211	0.15
Exercised	—	—
Forfeited	(43,268)	0.11

Outstanding as of December 31, 2011	3,156,948	0.14
Granted	890,000	1.00
Exercised	(32,451)	0.06
Forfeited	(149,057)	0.08

Outstanding as of December 31, 2012	3,865,440	0.34

Exercisable as of December 31, 2012	3,175,803	0.21

Schedule of Stock Option Awards, Valuation Assumptions

Risk-free interest rate	1.39%
Expected stock price volatility	63.73%
Expected dividend yield	0%
Expected life of options	6.92 years

Summary of Stock Options Outstanding

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$0.06 - $0.08	902,600	5.78	$0.08	902,600	$0.08
$0.15 - $0.19	2,072,840	5.83	0.17	2,060,820	0.17
$1.00	890,000	8.60	1.00	300,000	1.00

	3,865,440	6.46	0.34	3,263,420	0.22

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Price Exercise	Number of Options Exercisable	Weighted Average Price Exercise
$0.06 - $ 0.08	902,600	6.26	$0.08	902,600	$0.08
$0.15 - $ 0.19	2,072,840	6.31	0.17	2,024,765	0.17
$1.00	890,000	9.08	1.00	248,438	1.00

	3,865,440	6.94	0.34	3,175,803	0.21

Summary of Stock Warrants Exercisable

Warrants to Purchase	Year of Expiration	Number of Shares	Exercise Price
Common stock warrants issued for previously issued Series A2 warrants	2015	132,797	$0.046
Common stock warrants issued for previously issued Series B warrants	2015	823,347	1.035
Common stock warrants issued for previously issued Series B warrants	2017	192,242	0.532
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	1,816,644	1.00
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	916,644	2.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	1.00
Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	2.00
Warrants issued for fees in conjunction with private placement (October 13 and December 30, 2011)	2016	22,750	1.20
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	1.00
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	2.00
Warrants issued for fees in conjunction with private placement (February 2 and March 30, 2012)	2017	19,000	1.20
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	1.00
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	2.00

		11,979,518

Organization (Narrative) (Details)	3 Months Ended
Mar. 31, 2013
Q Therapeutics, Inc. [Member]
Entity Information [Line Items]
Date of incorporation (Date)	Oct 27, 2005
Q Therapeutic Products, Inc. [Member]
Entity Information [Line Items]
Date of incorporation (Date)	Mar 28, 2002

Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended				81 Months Ended	129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013
Significant Accounting Policies [Abstract]
Date of agreement and plan of merger, "Merger Agreement" (Date)				Oct 13, 2011
Percentage of acquisition (in Percent)				100.00%					100.00%
Common stock issued for each outstanding equity instrument of Q Therapeutics, Inc. (in Shares)				2.1633835					2.1633835
Percentage of shares issued and outstanding owned by Q Therapeutics stockholders (in Percent)				89.70%					89.70%
Effective date of acquisition (Date)				Oct 13, 2011
Deficit accumulated during the development stage	$ 20,991,557			$ 20,492,278					$ 20,492,278	$ 20,991,557
Private placement of common stock, gross			4,018,047
Cash equivalents				0	0				0
Period of no payment, grant receivable considered as past due (in Duration)	30 days			30 days
Period during which institutions customarily pay grants (in Duration)				60 days
Period during which the company has incurred no losses relating to bad debts (in Duration)				2 years
Sub-award received to help fund manufacturing and pre-clinical safety studies for Q-Cells	631,383			631,383
Grant revenue	5,501	0		485,031	10,173				1,090,259	1,095,760
Grant revenue from sub-award, included in grant receivable balance	483,303			477,802	0				477,802	483,303
Grants receivable, sub-award	1,834									1,834
Concentration Risk [Line Items]
Impairment of property and equipment and other long-lived assets				0	0
Stock-based compensation expense	25,438	29,308		160,237	42,378	83,298	42,776	103,112	431,801	457,239
Tax years subject to federal and state tax examination (Date)				2009, 2010, 2011 and 2012
Research and development expense	$ 131,109	$ 224,207		$ 2,089,321	$ 444,834				$ 10,972,892	$ 11,104,001
Anti dilutive losses	15,907,458	15,707,202		15,844,958	14,717,466
One Supplier [Member]
Concentration Risk [Line Items]
Percent of research and development purchases (in Percent)				68.00%

Significant Accounting Policies (Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	5 years
Computers and Software [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	3 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	7 years
Office Equipment and Furniture [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	3 years

Property and Equipment (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Property and Equipment [Abstract]
Depreciation and amortization expense	$ 4,337	$ 4,968	$ 18,242	$ 27,729	$ 391,647	$ 395,984

Property and Equipment (Components of Property and Equipment) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 407,691	$ 405,328
Less accumulated depreciation and amortization		(391,647)	(373,405)
Net book value	31,558	16,044	31,923
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		299,876	298,836
Computers and Software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		65,234	63,911
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		38,934	38,934
Office Equipment and Furniture [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 3,647	$ 3,647

Accrued Compensation (Narrative) (Details) (USD $)	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Accrued Compensation [Abstract]
Executive compensation due upon one year anniversary of reverse merger		$ 108,650
Percentage of cash payment of salaries certain executives chose to defer (in Percent)	60.00%

Accrued Compensation (Schedule of Accrued Compensation) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Compensation [Abstract]
Accrued wages	$ 36,053	$ 17,046	$ 126,050
Accrued vacation	78,762	70,846	51,351
Total accrued compensation	$ 114,815	$ 87,892	$ 177,401

Note Payable (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note Payable [Abstract]
Unsecured note payable, total		$ 15,000
Unsecured note payable, annual interest rate (in Percent)		6.00%
Repayment of unsecured note and related interest	$ 2,020

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Net operating loss carryforwards	$ 18,826,000
Operating loss carryforwards, expiration date (Date)	2022-01-01
Research and Development [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 621,000
Tax credit carryforward, expiration date (Date)	2022

Stockholders' Equity (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				81 Months Ended	129 Months Ended	132 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended		3 Months Ended		8 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013	Dec. 18, 2012 Stock Options [Member]	Mar. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Warrants [Member]	Oct. 31, 2012 Warrants [Member]	Mar. 31, 2013 Warrants [Member]	Dec. 31, 2012 2002 Stock Incentive Plan [Member]	Dec. 31, 2012 2011 Equity Incentive Compensation Plan [Member]	Mar. 31, 2013 Minimum [Member] Warrants [Member]	Oct. 31, 2012 Minimum [Member] Warrants [Member]	Mar. 31, 2013 Maximum [Member] Warrants [Member]	Oct. 31, 2012 Maximum [Member] Warrants [Member]	May 31, 2012 Private Placement [Member]	May 31, 2012 Private Placement [Member] Minimum [Member]	May 31, 2012 Private Placement [Member] Maximum [Member]
Stockholders' Equity [Abstract]
Common stock issued in lieu of cash for services (in Shares)	25,001
Common stock, shares authorized (in Shares)	100,000,000		100,000,000	100,000,000				100,000,000	100,000,000
Common stock, shares outstanding (in Shares)	24,786,833		24,761,832	24,582,632				24,761,832	24,786,833
Subsidiary Sale Of Stock [Line Items]
Private placement number of units offered (in Units)																								3,000,000	6,000,000
Common stock purchase warrant, term (in Duration)																							7 years
Price per share of warrants under private placement (in Dollars per Share)																								$ 1	$ 2
Units sold from private placement (in Units)																							4,018,047
Aggregate proceeds, net of debt issuance costs																							$ 3,820,318
Payments of stock issuance costs																							197,729
Preferred stock, shares authorized (in Shares)			10,000,000					10,000,000
Number of shares of common stock issued for each share of Series A-1, A-2, and B preferred shares (in Shares)			2.1633835
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial reservation pool provided under a stock incentive plan (in Shares)																	1,100,000	1,500,000
Increased reservation pool provided under a stock incentive plan (in Shares)																	2,120,000	1,728,472
Increased number of common shares under stock incentive plan resulting reverse merger and related conversion of shares (in Shares)																	4,586,373
Potential awards available under stock incentive plan added to approved stock incentive plan terminating earlier plan (in Shares)																	228,472
Number of Options, Granted (in Shares)											0	890,000	135,211					890,000
Remaining options available to be issued under the plan (in Shares)																		987,529
Shares authorized for issuance (in Shares)											987,529				250,000
Additional shares authorized (in Shares)										3,000,000								3,000,000
Aggregate intrinsic value of outstanding stock											2,549,625
Stock options exercisable, aggregate intrinsic value											2,539,939
Share-based compensation, total compensation cost not yet yecognized, stock options			299,263					299,263			270,102
Share-based compensation, total compensation cost not yet yecognized, period for recognition (in Duration)			2 years 11 months 16 days								2 years 9 months 7 days
Warrants, exercise price (in Dollars per Unit)														1.25					0.046	1.25	2	2.75
Term of award (in Duration)			6 years 11 months 1 day												2 years				2 years		7 years
Awards issued (in Shares)														62,500		12,042,018
Warrants, weighted average exercise price (in Dollars per Unit)																$ 1.4
Warrants, weighted average remaining life (in Duration)																5 years 2 months 12 days
Stock-based compensation	$ 25,438	$ 29,308	$ 160,237	$ 42,378	$ 83,298	$ 42,776	$ 103,112	$ 431,801	$ 457,239

Stockholders' Equity (Outstanding Common Stock Options Activity) (Details) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, begining balance (in Shares)	3,865,440	3,156,948	3,065,005
Number of Options, Granted (in Shares)	0	890,000	135,211
Number of Options, Exercised (in Shares)	0	(32,451)	0
Number of Options, Forfeited (in Shares)	0	(149,057)	(43,268)
Number of Options Outstanding, ending balance (in Shares)	3,865,440	3,865,440	3,156,948
Number of Options, Exercisable, ending balance (in Shares)	3,263,420	3,175,803
Weighted Average Exercise Price Per Share, Outstanding, begining balance (in Dollars per Share)	$ 0.34	$ 0.14	$ 0.14
Weighted Average Exercise Price Per Share, Granted (in Dollars per Share)	$ 0	$ 1	$ 0.15
Weighted Average Exercise Price Per Share, Exercised (in Dollars per Share)	$ 0	$ 0.06
Weighted Average Exercise Price Per Share, Forfeited (in Dollars per Share)	$ 0	$ 0.08	$ 0.11
Weighted Average Exercise Price Per Share, Outstanding, ending balance (in Dollars per Share)	$ 0.34	$ 0.34	$ 0.14
Weighted Average Exercise Price Per Share, Exercisable, ending balance (in Dollars per Share)	$ 0.22	$ 0.21

Stockholders' Equity (Stock-Based Compensation Award Weighted Average Assumptions) (Details)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Risk-free interest rate (in Percent)	1.39%
Expected stock price volatility (in Percent)	63.73%
Expected dividend yield (in Percent)	0.00%
Expected life of options (in Duration)	6 years 11 months 1 day

Stockholders' Equity (Summary of Stock Options Outstanding) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of Options Outstanding, exercise price range (in Shares)	3,865,440	3,865,440
Weighted Average Remaining Contractual Life (Years) (in Duration)	6 years 5 months 16 days	6 years 11 months 9 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 0.34	$ 0.34
Number of Options Exercisable, exercise price range (in Shares)	3,263,420	3,175,803
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 0.22	$ 0.21
$0.06 - $0.08 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, stock options, lower limit (in Dollars per Share)	$ 0.06	$ 0.06
Exercise Price, stock options, upper limit (in Dollars per Share)	$ 0.08	$ 0.08
Number of Options Outstanding, exercise price range (in Shares)	902,600	902,600
Weighted Average Remaining Contractual Life (Years) (in Duration)	5 years 9 months 11 days	6 years 3 months 4 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 0.08	$ 0.08
Number of Options Exercisable, exercise price range (in Shares)	902,600	902,600
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 0.08	$ 0.08
$0.15 - $0.19 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, stock options, lower limit (in Dollars per Share)	$ 0.15	$ 0.15
Exercise Price, stock options, upper limit (in Dollars per Share)	$ 0.19	$ 0.19
Number of Options Outstanding, exercise price range (in Shares)	2,072,840	2,072,840
Weighted Average Remaining Contractual Life (Years) (in Duration)	5 years 9 months 29 days	6 years 3 months 22 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 0.17	$ 0.17
Number of Options Exercisable, exercise price range (in Shares)	2,060,820	2,024,765
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 0.17	$ 0.17
Exercise Price $1.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Price, stock options, upper limit (in Dollars per Share)	$ 1	$ 1
Number of Options Outstanding, exercise price range (in Shares)	890,000	890,000
Weighted Average Remaining Contractual Life (Years) (in Duration)	6 years 7 months 6 days	9 years 9 days
Weighted Average Price Exercise, exercise price range, stock options outstanding (in Dollars per Share)	$ 1	$ 1
Number of Options Exercisable, exercise price range (in Shares)	300,000	248,438
Weighted Average Price Exercise, exercise price range, options exercisable (in Dollars per Share)	$ 1	$ 1

Stockholders' Equity (Summary of Stock Warrants Exercisable) (Details)	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	11,979,518
Common Stock Warrants Issued for Previously Issued Series A2 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	132,797
Warrants, exercise price (in Dollars per Unit)	0.046
Common Stock Warrants Issued for Previously Issued Series B Warrants [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	192,242
Warrants, exercise price (in Dollars per Unit)	0.532
Common Stock Warrants Issued for Previously Issued Series B Warrants [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	823,347
Warrants, exercise price (in Dollars per Unit)	1.035
Warrants Issued in Conjunction with Bridge Notes August 31, 2011 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	916,644
Warrants, exercise price (in Dollars per Unit)	2
Warrants Issued in Conjunction with Bridge Notes August 31, 2011 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	1,816,644
Warrants, exercise price (in Dollars per Unit)	1
Warrants Issued in Conjunction with Private Placement October 13 and December 30, 2011 [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	22,750
Warrants, exercise price (in Dollars per Unit)	1.2
Warrants Issued in Conjunction with Private Placement October 13 and December 30, 2011 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	3,828,047
Warrants, exercise price (in Dollars per Unit)	1
Warrants Issued in Conjunction with Private Placement October 13 and December 30, 2011 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	3,828,047
Warrants, exercise price (in Dollars per Unit)	2
Warrants Issued in Conjunction with Private Placement February 2 and March 30, 2012 [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	19,000
Warrants, exercise price (in Dollars per Unit)	1.2
Warrants Issued in Conjunction with Private Placement February 2 and March 30, 2012 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	190,000
Warrants, exercise price (in Dollars per Unit)	1
Warrants Issued in Conjunction with Private Placement February 2 and March 30, 2012 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	190,000
Warrants, exercise price (in Dollars per Unit)	2
Warrants Issued in Conjunction with Asset Purchase Agreement April 9, 2012 [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	10,000
Warrants, exercise price (in Dollars per Unit)	1
Warrants Issued in Conjunction with Asset Purchase Agreement April 9, 2012 [Member] | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants, outstanding (in Shares)	10,000
Warrants, exercise price (in Dollars per Unit)	2

Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Collaborative Arrangement [Member]	Dec. 31, 2012 Purchase Commitment [Member]	Mar. 31, 2013 Purchase Commitment [Member]	Nov. 30, 2012 Purchase Commitment [Member]	Mar. 31, 2013 Advisory Agreements [Member]	Dec. 31, 2012 Research And Development Arrangement [Member] Minimum [Member]	Dec. 31, 2012 Research And Development Arrangement [Member] Maximum [Member]
Commitments and Contingencies Disclosure [Abstract]
2012 Incentive Plan, maximum 2013 employee bonus compensation amount approved by Board	$ 173,000
Royalty percentage due to be paid under license agreement for cash payments received as licensing revenue during human trial research (in Percent)	10.00%
Long Term Purchase Commitment [Line Items]
Royalty percentage due to be paid under license agreement for cash payments received as licensing revenue on FDA approval of new drug application (in Percent)							2.00%	2.50%
Royalty percentage due to be paid under license agreement for net sales on any services (in Percent)	5.00%
Royalty percentage due to be paid under product development agreement for net sales to third parties (in Percent)	10.00%
Revenue sharing percentage between company and product development agreement partner for products sold covered solely by company's products and know-how (in Percent)	50.00%
Number of separate license agreements with one company granting company non-exclusive sub-licenses (in Integer)	2
Initial payment required under each license agreement	85,000
Annual license fee required under each license agreement	5,000
Purchase commitments entered into	0
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Shares issuable on achievement of certain milestones under collaboration and asset agreement (in Shares)		400,000
Warrants issuable on achievement of certain milestones under collaboration and asset agreement, exercisable at one dollar per unit (in Shares)		400,000
Warrants issuable on achievement of certain milestones under collaboration and asset agreement, exercisable at two dollars per unit (in Shares)		400,000
Shares issuable on achievement of certain milestones under collaboration and asset agreement, exercise price one (in Dollars per share)		$ 1
Shares issuable on achievement of certain milestones under collaboration and asset agreement, exercise price two (in Dollars per share)		$ 2
Licensing expense relating to the initial transfer of intellectual property		10,000
Warrants issued relating to the initial transfer of intellectual property at exercise price one (in Shares)		10,000
Warrants issued relating to the initial transfer of intellectual property at exercise price two (in Shares)		10,000
Issuances occurring subsequent to initial transfers (in Shares)		0
Term of irrevocable grant to stockholder of right if first negotiation to license certain technology of the Company from the effective date of such agreement, if later than three years from the effective date of the agreement (in Duration)		6 months
Note payable interest rate, applicable during first thirty-six months (in Percent)			8.00%
Note payable interest rate, applicable after first thirty-six months for subsequent twenty-four months (in Percent)			10.00%
Significant purchase commitment remaining amount committed			$ 1,177,840	$ 949,818	$ 2,600,000
Note payable interest rate applicable through July 31, 2015, for note payable created through conversion of any outstanding balance under purchase commitment upon conclusion of supplier's final project report (in Percent)			8.00%
Note payable interest rate applicable after July 31, 2015 through March 31, 2016, for note payable created through conversion of any outstanding balance under purchase commitment upon conclusion of supplier's final project report (in Percent)			10.00%
Percentage of proceeds financial firm entitled to (in Percent)						7.00%
Percent of warrants purchased to be issued to firm (in Percent)						7.00%

Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefit Plans [Abstract]
Minimum age of employee participants in company 401(k) retirement plan (in Duration)	18 years
Percentage of annual compensation employees may contribute to 401(k) retirement plan, up to maximum amount allowed by Internal Revenue Service (in Percent)	100.00%
Company elective contribution to 401(k) retirement plan	$ 9,482	$ 0

Related-Party Transactions (Narrative) (Details) (USD $)	0 Months Ended
	Oct. 13, 2011	Aug. 08, 2011	Dec. 31, 2012	Aug. 30, 2011
Related Party Transactions [Abstract]
Note payable to officer and company in which officer is a general partner				$ 610,000
Related party notes payable, interest rate (in Percent)	8.00%	15.00%
Note receivable from minority stockholders	31,968		28,800
Number of minority stockholders who are debtors under note receivable (in Integer)	2
Related party note receivable, interest rate, after maturity date (in Percent)	15.00%
Minority shareholder debtors, monthly shares forfeitable if note receivable is unpaid after maturity (in Shares)	16,667
Minority shareholder debtors, maximum shares forfeitable if note receivable is unpaid after maturity (in Shares)	200,000
Proceeds from related party note receivable, total	7,988
Proceeds from related party note receivable, principal	5,941
Proceeds from related party note receivable, interest	2,047
Portion of note balance attributable to interest due			$ 2,215
Number of shares forfeited			200,000